Segment and Geographic Area Information - Schedule of Disaggregation of Revenue by Major End Market Served (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Sales	$ 8,252	$ 7,430	$ 6,640
Aerospace - Commercial
Revenue, Major Customer [Line Items]
Sales	4,322	3,871	3,229
Aerospace - Defense
Revenue, Major Customer [Line Items]
Sales	1,409	1,164	1,015
Commercial Transportation
Revenue, Major Customer [Line Items]
Sales	1,248	1,308	1,402
Gas Turbines
Revenue, Major Customer [Line Items]
Sales	944	755	674
Other
Revenue, Major Customer [Line Items]
Sales	329	332	320
Engine Products
Revenue, Major Customer [Line Items]
Sales	4,242	3,671	3,222
Engine Products | Aerospace - Commercial
Revenue, Major Customer [Line Items]
Sales	2,305	2,050	1,770
Engine Products | Aerospace - Defense
Revenue, Major Customer [Line Items]
Sales	886	754	662
Engine Products | Commercial Transportation
Revenue, Major Customer [Line Items]
Sales	0	0	0
Engine Products | Gas Turbines
Revenue, Major Customer [Line Items]
Sales	944	755	674
Engine Products | Other
Revenue, Major Customer [Line Items]
Sales	107	112	116
Fastening Systems
Revenue, Major Customer [Line Items]
Sales	1,745	1,576	1,349
Fastening Systems | Aerospace - Commercial
Revenue, Major Customer [Line Items]
Sales	1,202	1,006	790
Fastening Systems | Aerospace - Defense
Revenue, Major Customer [Line Items]
Sales	176	162	173
Fastening Systems | Commercial Transportation
Revenue, Major Customer [Line Items]
Sales	209	254	255
Fastening Systems | Gas Turbines
Revenue, Major Customer [Line Items]
Sales	0	0	0
Fastening Systems | Other
Revenue, Major Customer [Line Items]
Sales	158	154	131
Engineered Structures
Revenue, Major Customer [Line Items]
Sales	1,226	1,129	922
Engineered Structures | Aerospace - Commercial
Revenue, Major Customer [Line Items]
Sales	815	815	669
Engineered Structures | Aerospace - Defense
Revenue, Major Customer [Line Items]
Sales	347	248	180
Engineered Structures | Commercial Transportation
Revenue, Major Customer [Line Items]
Sales	0	0	0
Engineered Structures | Gas Turbines
Revenue, Major Customer [Line Items]
Sales	0	0	0
Engineered Structures | Other
Revenue, Major Customer [Line Items]
Sales	64	66	73
Forged Wheels
Revenue, Major Customer [Line Items]
Sales	1,039	1,054	1,147
Forged Wheels | Aerospace - Commercial
Revenue, Major Customer [Line Items]
Sales	0	0	0
Forged Wheels | Aerospace - Defense
Revenue, Major Customer [Line Items]
Sales	0	0	0
Forged Wheels | Commercial Transportation
Revenue, Major Customer [Line Items]
Sales	1,039	1,054	1,147
Forged Wheels | Gas Turbines
Revenue, Major Customer [Line Items]
Sales	0	0	0
Forged Wheels | Other
Revenue, Major Customer [Line Items]
Sales	$ 0	$ 0	$ 0